Business Acquisition (Tables)	12 Months Ended
Sep. 30, 2020
Business Combinations [Abstract]
Buisiness Acquisition
Consideration:

Fair value of consideration transferred	(1,425)

Acquisition related costs expensed	$38

Recognized amounts of identifiable assets acquired and
liabilities assumed:
Property and equipment	$759
Prepaid tires	25
Customer relationships	436
Non-compete agreement	12
Vacation liability assumed	(13)
Total identifiable net assets assumed	$1,219
Goodwill	206
Total	$1,425